SHAREHOLDERS' EQUITY (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended			6 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012	Apr. 04, 2011	Nov. 12, 2004	Apr. 30, 2012 Warrant [Member]	Apr. 30, 2012 Equity Warrants [Member]	Jan. 31, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2010 Common Stock [Member]	Apr. 30, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2010 Series B Preferred Stock [Member]	Jul. 19, 2010 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member] Warrant [Member]
Preferred stock, shares issued																789	740	740	789
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001									$ 0.001	$ 10,000
Sale of Stock, Price Per Share																	$ 10,000			$ 10,000
Stock Issued During Period, Shares, New Issues											25,560,000			4,000,000	40,000	789					40,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15			0.40	0.15									0.25
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									2.00%											2.00%
Stock Issued During Period Shares Warrant Exercised		4,791,337	2,745,097										2,745
Proceeds from the exercise of warrants			$ 411,765	$ 388,580	$ 1,085,001	$ 170,000	$ 1,255,001	$ 1,666,766
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants Purchased During Period	6,388,449	6,388,449												292,000
Debt Issuance Cost	$ 25,000,000	$ 25,000
Incremental Common Shares Attributable to Written Put Options			45,000,000		49,400,000
Total			219,884,434	164,000,238	226,819,663	133,965,228					137,000,000	41,000,000